Segmented information - Schedule of Disclosure of Revenue of the Company by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Canada
Disclosure of geographical areas [line items]
Total revenue	$ 130,397	$ 146,616
United States
Disclosure of geographical areas [line items]
Total revenue	$ 14,785	$ 18,029